Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions
Schedule of related party transactions

	Three Months Ended March 31,
	2021	2020
Revenue:
Stockholder A	$39	$243
Stockholder B(1)	(56)	3,544

	March 31,	December 31,
	2021	2020
Accounts receivable:
Stockholder B(1)	1,288	3,085
(1)	The revenue amount for the three months ended March 31, 2021 included a $71,000 credit taken against future payments. In addition, during the three months ended March 31, 2021, the Company reserved approximately $1.7 million allowance for doubtful account related to accounts receivable balance from a third party that was purchasing goods from the Company on behalf of Stockholder B.

	Year Ended December 31,

	2020	2019	2018
Revenue:
Stockholder A(1)	$465	$(3,514)	$9,447
Stockholder B	7,008	1,391	508
Stockholder C	764	6,148	18
Stockholder D	46	—	—

	December 31,
	2020	2019
Accounts receivable:
Stockholder A	$—	$9
Stockholder B	3,085	1,404
(1)	The 2019 amounts included a $4.1 million refund, net of taxes, the Company issued to entities affiliated with the stockholder in October 2019 and accrued as of September 30, 2019, in order to compensate them for unforeseen challenges associated with the use of certain new products purchased from the Company in 2018. The products purchased by these entities in 2018 were still under development at the time and the Company felt it appropriate to compensate these early purchasers for working with a new product.